Advisor Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

December 22, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Advisor Managed Portfolios (the “Trust”)
File Nos.: 333-270997 and 811-23859
Zevenbergen Growth Fund S000082968 Zevenbergen Genea Fund S000082969

To the Commission:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended and the regulations thereunder, the Trust on behalf of its series, Zevenbergen Growth Fund and Zevenbergen Genea Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective December 15, 2023, and filed electronically as Post-Effective Amendment No. 40 to the Trust’s Registration Statement on Form N‑1A on December 13, 2023.
If you have any questions regarding the enclosed, please do not hesitate to contact Rachel Spearo of U.S. Bank Global Fund Services, the Trust’s administrator, at rachel.spearo@usbank.com or 414-516-1692.
Sincerely,
/s/ Rachel Spearo
Rachel Spearo
for U.S. Bank Global Fund Services,
the Trust’s Administrator